Partners' Equity, Allocations and Cash Distributions	12 Months Ended
Dec. 31, 2013
Partners' Equity, Allocations and Cash Distributions
Partners' Equity, Allocations and Cash Distributions

Note 14. Partners' Equity, Allocations and Cash Distributions

Units Outstanding

        Partners' equity at December 31, 2013 consisted of 27,430,563 common units outstanding (including 11,599,336 common units held by affiliates of the General Partner, including directors and executive officers), collectively representing a 99.17% limited partner interest in the Partnership, and 230,303 general partner units representing a 0.83% general partner interest in the Partnership.

        Partners' equity at December 31, 2013 and 2012 excluded common units outstanding of 169,816 and 119,915 common units, respectively, held pursuant to the Repurchase Program and for future satisfaction of the General Partner's Obligations. See Note 12, "Long-Term Incentive Plan—Repurchase Program."

Common Units

        The common units have limited voting rights as set forth in the Partnership's partnership agreement.

        Pursuant to the Partnership's partnership agreement, if at any time the General Partner and its affiliates own more than 80% of the common units outstanding, the General Partner has the right, but not the obligation, to "call" or acquire all, but not less than all, of the common units held by unaffiliated persons at a price not less than their then-current market value. The General Partner may assign this call right to any of its affiliates or to the Partnership.

Subordinated Units

        On February 16, 2011, based upon satisfying certain distribution and performance tests provided in the Partnership's partnership agreement, all 5,642,424 subordinated units have converted to common units.

General Partner Units

        The Partnership's general partner interest is represented by general partner units. The General Partner is entitled to a percentage (equal to the general partner interest) of all cash distributions of available cash on all common units. The Partnership's partnership agreement sets forth the calculation to be used to determine the amount and priority of cash distributions that the common unitholders, holders of the incentive distribution rights and the General Partner will receive.

        The Partnership's general partner interest has the management rights as set forth in the Partnership's partnership agreement.

Incentive Distribution Rights

        Incentive distribution rights represent the right to receive an increasing percentage of quarterly distributions of available cash from distributable cash flow after the target distribution levels have been achieved, as defined in the Partnership's partnership agreement. The General Partner currently holds all of the incentive distribution rights, but may transfer these rights separately from its general partner interest, subject to restrictions in the Partnership's partnership agreement.

Allocations of Net Income

        Net income is allocated between the General Partner and the common unitholders in accordance with the provisions of the Partnership's partnership agreement. Net income is generally allocated first to the General Partner and the common unitholders in an amount equal to the net losses allocated to the General Partner and the common unitholders in the current and prior tax years under the Partnership's partnership agreement. The remaining net income is allocated to the General Partner and the common unitholders in accordance with their respective percentage interests of the general partner units and common units.

Cash Distributions

        The Partnership intends to consider regular cash distributions to unitholders on a quarterly basis, although there is no assurance as to the future cash distributions since they are dependent upon future earnings, capital requirements, financial condition and other factors. The Credit Agreement prohibits the Partnership from making cash distributions if any potential default or Event of Default, as defined in the Credit Agreement, occurs or would result from the cash distribution.

        Within 45 days after the end of each quarter, the Partnership will distribute all of its Available Cash (as defined in its partnership agreement) to unitholders of record on the applicable record date. The amount of Available Cash is all cash on hand on the date of determination of Available Cash for the quarter; less the amount of cash reserves established by the General Partner to provide for the proper conduct of the Partnership's business, to comply with applicable law, any of the Partnership's debt instruments, or other agreements or to provide funds for distributions to unitholders and the General Partner for any one or more of the next four quarters.

        The Partnership will make distributions of Available Cash from distributable cash flow for any quarter in the following manner: 99.17% to the common unitholders, pro rata, and 0.83% to the General Partner, until the Partnership distributes for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter; and thereafter, cash in excess of the minimum quarterly distribution is distributed to the unitholders and the General Partner based on the percentages as provided below.

        As holder of the IDRs, the General Partner is entitled to incentive distributions if the amount that the Partnership distributes with respect to any quarter exceeds specified target levels shown below:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Unitholders	General Partner
Minimum Quarterly Distribution	$0.4625	99.17%	0.83%
First Target Distribution	$0.4625	99.17%	0.83%
Second Target Distribution	above $0.4625 up to $0.5375	86.17%	13.83%
Third Target Distribution	above $0.5375 up to $0.6625	76.17%	23.83%
Thereafter	above $0.6625	51.17%	48.83%

        The Partnership paid the following cash distributions during 2013, 2012 and 2011 (in thousands, except per unit data):

Cash Distribution Payment Date	Per Unit Cash Distribution	Common Units	Subordinated Units	General Partner	Incentive Distribution	Total Cash Distribution
2011
02/14/11 (1)(2)	$0.5000	$6,647	$2,821	$115	$108	$9,691
05/13/11 (2)	0.5000	10,790	N/A	116	122	11,028
08/12/11 (2)	0.5000	10,790	N/A	116	122	11,028
11/14/11 (2)	0.5000	10,790	N/A	116	122	11,028
2012
02/14/12 (2)(3)	$0.5000	$10,790	N/A	$116	$122	$11,028
05/14/12 (2)(4)	0.5000	13,716	N/A	115	155	13,986
08/14/12 (5)	0.5250	14,401	N/A	121	259	14,781
11/14/12 (6)	0.5325	14,607	N/A	122	290	15,019
2013
02/14/13 (7)	$0.5700	$15,636	N/A	$131	$579	$16,346
05/15/13 (8)	0.5825	15,979	N/A	134	683	16,796
08/14/13 (9)	0.5875	16,116	N/A	135	724	16,975
11/14/13 (10)	0.6000	16,459	N/A	138	828	17,425
(1)
On February 16, 2011, based upon satisfying certain distribution and performance tests provided in the Partnership's partnership agreement, all 5,642,424 subordinated units converted to common units. Prior to the conversion, the Partnership made this distribution in the following manner: firstly, 98.80% to the common unitholders, pro rata, and 1.20% to the General Partner, until the Partnership distributed for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter; secondly, 98.80% to the common unitholders, pro rata, and 1.20% to the General Partner, until the Partnership distributed for each outstanding common unit an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for any prior quarters during the subordination period; thirdly, 98.80% to the subordinated unitholders, pro rata, and 1.20% to the General Partner, until the Partnership distributed for each subordinated unit an amount equal to the minimum quarterly distribution for that quarter.

(2)
This distribution of $0.50 per unit resulted in the Partnership exceeding its first target level distribution for the fourth quarter of 2010, the four quarters of 2011 and the first quarter of 2012. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(3)
Prior to the Partnership's issuance of 5,850,000 common units in connection with its acquisition of Alliance, the limited partner interest was 98.94% and the general partner interest was 1.06%.

(4)
In connection with the acquisition of Alliance on March 1, 2012 and the issuance to the seller of 5,850,000 common units, the Contribution Agreement provided that any declared distribution for the first quarter of 2012 reflect the seller's actual period of ownership during that quarter. The payment by the seller of $1.9 million reflects the timing of the transaction (March 1), the seller's 31 days of actual unit ownership in the 91 days of the quarter and the net receipt by seller ($1.0 million) of a pro-rated portion of the quarterly cash distribution of $0.50 per unit paid on the issued 5,850,000 common units.

(5)
This distribution of $0.5250 per unit resulted in the Partnership exceeding its first target level distribution for the second quarter of 2012. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(6)
This distribution of $0.5325 per unit resulted in the Partnership exceeding its first target level distribution for the third quarter of 2012. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(7)
This distribution of $0.57 per unit resulted in the Partnership exceeding its second target level distribution for the fourth quarter of 2012. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(8)
This distribution of $0.5825 per unit resulted in the Partnership exceeding its second target level distribution for the first quarter of 2013. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(9)
This distribution of $0.5875 per unit resulted in the Partnership exceeding its second target level distribution for the second quarter of 2013. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(10)
This distribution of $0.60 per unit resulted in the Partnership exceeding its second target level distribution for the third quarter of 2013. As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

        In addition, on January 22, 2014, the board of directors of the General Partner declared a quarterly cash distribution of $0.6125 per unit for the period from October 1, 2013 through December 31, 2013 ($2.45 per unit on an annualized basis) to the Partnership's common unitholders of record as of the close of business February 14, 2014. On February 5, 2014, the Partnership paid the total cash distribution of approximately $17.9 million.